Pensions and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Changes in plan assets:
Company contributions	$ 9.4	$ 40.0	$ 11.4
Defined benefit pensions	(135.7)	(163.0)
Postretirement benefits other than pensions	(58.5)	(67.1)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	575.7	561.7
Service cost	8.7	8.8	8.1
Interest cost	21.8	23.9	26.2
Amendments	0	4.2
Actuarial (gain) loss	(19.7)	39.6
Participant contributions	0.1	0.5
Benefits paid	(34.2)	(43.6)
Foreign currency translation adjustments	(10.1)	(2.6)
Curtailment	0	(2.0)
Settlement	0	(14.8)
Other adjustments	0	0
Benefit obligation at end of year	542.3	575.7	561.7
Changes in plan assets:
Fair value of plan assets at beginning of year	410.7	386.5
Actual return on plan assets	25.0	44.2
Company contributions	9.4	40.0
Participant contributions	0.1	0.5
Benefits paid	(34.2)	(43.6)
Foreign currency translation adjustments	(8.9)	(2.1)
Settlement	0	(14.8)
Fair value of plan assets at end of year	402.1	410.7	386.5
Funded status of the plans	(140.2)	(165.0)
Defined benefit pensions	(135.7)	(163.0)
Accrued compensation	(4.5)	(2.0)
Postretirement benefits other than pensions	0	0
Net benefit liability	(140.2)	(165.0)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	67.1	68.8
Service cost	2.3	2.5	2.3
Interest cost	2.3	3.0	3.1
Amendments	(1.7)	(9.6)
Actuarial (gain) loss	(7.5)	4.5
Participant contributions	1.2	1.5
Benefits paid	(3.5)	(3.7)
Foreign currency translation adjustments	(1.1)	(0.2)
Curtailment	0	0
Settlement	0	0
Other adjustments	(0.6)	0.3
Benefit obligation at end of year	58.5	67.1	68.8
Changes in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	2.3	2.2
Participant contributions	1.2	1.5
Benefits paid	(3.5)	(3.7)
Foreign currency translation adjustments	0	0
Settlement	0	0
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(58.5)	(67.1)
Defined benefit pensions	0	0
Accrued compensation	0	0
Postretirement benefits other than pensions	(58.5)	(67.1)
Net benefit liability	$ (58.5)	$ (67.1)